Loans Receivable (excluding Covered Loans) - Changes in Accretable Yield for Acquired Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	$ 802	$ 1,086
Credit-impaired acquired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	37,236	16,928
Carrying amount, balance at beginning of period	69,718	77,613
Accretable yield, additions	7,300	0
Carrying Amount, additions	0	9,865
Accretable yield, reclassifications from nonaccretable balance, net	0	30,026
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(11,945)	(9,718)
Accretion	11,945	9,718
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	(1,188)	(3,975)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(22,704)	(23,503)
Accretable yield, balance at end of period	32,591	37,236
Carrying amount, balance at end of period	57,771	69,718
Acquired non-impaired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	4,977	0
Carrying amount, balance at beginning of period	245,373	0
Accretable yield, additions	0	10,804
Carrying Amount, additions	0	351,335
Accretable yield, reclassifications from nonaccretable balance, net	0	0
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(723)	(5,827)
Accretion	723	5,827
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	(4,710)	(7,755)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(63,946)	(104,034)
Accretable yield, balance at end of period	4,254	4,977
Carrying amount, balance at end of period	$ 177,440	$ 245,373